Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events

16 Subsequent events

The Company has assessed all subsequent events through May 2, 2025, which is the date that these consolidated financial statements are available to be issued and other than the following, there are no further material subsequent events that require disclosure in these consolidated financial statements.

On or around February 26, 2025, the Company signed a term sheet with Ayrton Capital LLC for a Convertible Note transaction, subject to the signing of further definitive agreements.